Long-term debt	12 Months Ended
Dec. 31, 2021
Long-term debts
Long-term debt

14.    Long-term debt

As of December 31, 2021 and 2020, long-term debt consisted of the following:

Long-term debt

in € THOUS

	2021	2020

Amended 2012 Credit Agreement	—	1,162,342
Bonds	7,071,259	6,408,118
Other	243,656	238,000
Long-term debt	7,314,915	7,808,460
Less current portion	(667,966)	(1,008,359)
Long-term debt, less current portion	6,646,949	6,800,101

The Company’s long-term debt as of December 31, 2021, all of which ranks equally in rights of payment, are described as follows:

Credit Facilities

Syndicated Credit Facility

On July 1, 2021, the Company entered into a new €2,000,000 sustainability-linked syndicated revolving credit facility with a group of 34 core relationship banks (“Syndicated Credit Facility”).

The Syndicated Credit Facility has a term of five years plus two one-year extension options and can be drawn in different currencies. The Syndicated Credit Facility is currently undrawn and will be used as a backup line for general corporate purposes. The Syndicated Credit Facility replaced the existing $900,000 and €600,000 revolving credit facilities in the Amended 2012 Credit Agreement, and the Company repaid the Term Loans outstanding under the Amended 2012 Credit Agreement in May 2021. A sustainability component has been embedded in the credit facility, with the margin increasing or decreasing depending on the company’s sustainability performance.

Amended 2012 credit agreement

The Company originally entered into a syndicated credit facility of $3,850,000 (€2,970,221) and a 5-year tenor (the “2012 Credit Agreement”) on October 30, 2012. On November 26, 2014, the 2012 Credit Agreement was amended to increase the total credit facility to approximately $4,400,000 (€ 3,527,054) and extend the term for an additional two years until October 30, 2019 (“Amended 2012 Credit Agreement”). On July 11, 2017, the Company further amended and extended the Amended 2012 Credit Agreement. The Amended 2012 Credit Agreement was terminated on July 1, 2021 and was replaced by the Syndicated Credit Facility. For information regarding available and outstanding balances under the Amended 2012 Credit Agreement as of December 31, 2020, see “Amended 2012 Credit Agreement - Maximum amount available and balance outstanding” table below.

Interest on the credit facilities was floating at a rate equal to EURIBOR / LIBOR (as applicable) plus an applicable margin. The applicable margin was variable and depended on the Company’s consolidated net leverage ratio, which is a ratio of its consolidated funded debt less cash and cash equivalents to consolidated EBITDA (as these terms were defined in the Amended 2012 Credit Agreement). At December 31, 2020, the dollar-denominated tranches outstanding under the Amended 2012 Credit Agreement had a weighted average interest rate of 1.21%. At December 31, 2020, the euro-denominated tranches had a weighted average interest rate of 0.88%.

The Amended 2012 Credit Agreement contained affirmative and negative covenants with respect to the Company and its subsidiaries. Under certain circumstances, these covenants limited indebtedness and restricted the creation of liens. Under the Amended 2012 Credit Agreement the Company was required to comply with a maximum consolidated net leverage ratio.

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at December 31, 2020:

Amended 2012 Credit Agreement(1) - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	2020		2020 (2)

Revolving credit USD 2017 / 2022	$900,000	€733,436	$—	€—
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022 (3)	$1,110,000	€904,572	$1,110,000	€904,572
EUR term loan 2017 / 2022 (3)	€259,000	€259,000	€259,000	€259,000
		€2,497,008		€1,163,572

(1)	The Amended 2012 Credit Agreement was terminated on July 1st, 2021 and was replaced by the Syndicated Credit Facility.
(2)	Amounts shown are excluding debt issuance costs.
(3)	USD term loan 2017 / 2022 in the amount of $1,050,000 (€860,444 as of the date of repayment) and EUR term loan 2017 / 2022 in the amount of €245,000 originally due on July 31, 2022 were repaid on May 20, 2021.

At December 31, 2020, the Company had letters of credit outstanding in the amount of $1,087 (€886) under the USD revolving credit facility, which are not included above as part of the balance outstanding at that date but which reduced available borrowings under the applicable revolving credit facility.

Bonds

At December 31, 2021 and 2020, the Company’s bonds consisted of the following:

Bonds

in THOUS

	Face			Book value in €
Issuer/Transaction	amount	Maturity	Coupon	2021	2020
FMC US Finance, Inc. 2011	$650,000	February 15, 2021	5.750%	—	529,509
FMC Finance VII S.A. 2011	€300,000	February 15, 2021	5.250%	—	299,961
FMC US Finance II, Inc. 2012(1)	$700,000	January 31, 2022	5.875%	618,008	569,987
Fresenius Medical Care AG & Co. KGaA, 2019	€650,000	November 29, 2023	0.25%	648,501	647,719
FMC US Finance II, Inc. 2014	$400,000	October 15, 2024	4.75%	352,180	324,725
Fresenius Medical Care AG & Co. KGaA, 2018	€500,000	July 11, 2025	1.50%	497,543	496,841
Fresenius Medical Care AG & Co. KGaA, 2020	€500,000	May 29, 2026	1.00%	496,348	495,598
Fresenius Medical Care AG & Co. KGaA, 2019	€600,000	November 30, 2026	0.625%	595,177	594,196
FMC US Finance III, Inc. 2021	$850,000	December 1, 2026	1.875%	743,966	—
FMC US Finance III, Inc. 2019	$500,000	June 15, 2029	3.75%	434,094	399,753
Fresenius Medical Care AG & Co. KGaA, 2019	€500,000	November 29, 2029	1.25%	497,459	497,138
Fresenius Medical Care AG & Co. KGaA, 2020	€750,000	May 29, 2030	1.50%	745,838	745,454
FMC US Finance III, Inc. 2020	$1,000,000	February 16, 2031	2.375%	875,398	807,237
FMC US Finance III, Inc. 2021	$650,000	December 1, 2031	3.000%	566,747	—
				7,071,259	6,408,118

(1)	For information on the repayment of these bonds, see note 27.

All bonds issued by entities other than Fresenius Medical Care AG & Co. KGaA are guaranteed by the Company and by FMCH, while bonds issued by Fresenius Medical Care AG & Co. KGaA are guaranteed by FMCH. All U.S. dollar bonds outstanding may be redeemed at the option of the respective issuers at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the Company’s bonds have the right to request that the issuers repurchase the bonds at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the ratings of the respective bonds.

The Company has agreed to a number of covenants to provide protection to the bond holders which, under certain circumstances and with certain exceptions for the bonds issued since 2018, limit the ability of the Company and its subsidiaries to, among other things, incur debt, incur liens, engage in sale-leaseback transactions and merge or consolidate with other companies or sell assets. The limitation on incurrence of debt in the bonds issued before 2018 was suspended automatically as the rating of the respective bonds reached investment grade status. At December 31, 2021, the Company was in compliance with all of its covenants under the bonds.

Since 2018, bonds can be issued with different maturities under the Company’s €10,000,000 debt issuance program.

The bonds issued by Fresenius Medical Care US Finance, Inc. in the amount of $650,000 (€472,889 as of the date of issuance on February 3, 2011) were redeemed at maturity on February 15, 2021. Additionally, the bonds issued by Fresenius Medical Care Finance VII S.A. on February 3, 2011 in the amount of €300,000 were redeemed at maturity on February 15, 2021.

On May 18, 2021, the Company issued bonds in two tranches with an aggregate principal amount of $1,500,000 (€1,227,295 as of the date of issuance):

●	bonds of $850,000 (€695,467 as of the date of issuance) with a maturity of 5 years and 7 months and a coupon rate of 1.875%, and
●	bonds of $650,000 (€531,828 as of the date of issuance) with a maturity of 10 years and 7 months and a coupon rate of 3.000%.

The proceeds have been used for general corporate purposes, including the refinancing of outstanding indebtedness.

Accounts Receivable Facility

On August 11, 2021, the Company amended and restated the Accounts Receivable Facility, extending it until August 11, 2024. The maximum capacity, $900,000 (€768,049 at August 11, 2021), remains unchanged under the restated Accounts Receivable Facility.

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at December 31, 2021 and December 31, 2020:

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available (1)		Balance outstanding (2)
	2021		2021

Accounts Receivable Facility	$900,000	€794,632	$—	€—

	Maximum amount available (1)		Balance outstanding (2)
	2020		2020

Accounts Receivable Facility	$900,000	€733,437	$—	€—

(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.

At December 31, 2021, the Company is not currently utilizing the Accounts Receivable Facility and the principal cash flows related to bank investors’ initial investments have been returned.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $12,532 at December 31, 2021 and $12,522 at December 31, 2020 (€11,065 and €10,205, respectively). These letters of credit are not included above as part of the balance outstanding at December 31, 2021 and 2020; however, they reduce available borrowings under the Accounts Receivable Facility.

Under the Accounts Receivable Facility, certain receivables are contributed to NMC Funding Corporation (“NMC Funding”), a wholly-owned subsidiary. NMC Funding then assigns percentage ownership interests in the accounts receivable to certain bank investors (and their conduit affiliates). Under the terms of the Accounts Receivable Facility, NMC Funding retains the rights in the underlying cash flows of the transferred receivables. Interest is remitted to the bank investors at the end of each tranche period. If NMC requires additional credit, the principal cash flows are reinvested to purchase additional interests in the receivables. Borrowings under the Accounts Receivable Facility are expected to remain long-term. NMC Funding retains significant risks and rewards in the receivables; among other things, the percentage ownership interest assigned requires the Company to retain first loss risk in those receivables, and the Company can, at any time, recall all the then outstanding transferred interests in the accounts receivable. Consequently, the receivables remain on the Company’s consolidated balance sheet and the proceeds from the transfer of percentage ownership interests are recorded as long-term debt.

NMC Funding pays interest to the bank investors calculated based on the commercial paper rates for the particular tranches selected. Refinancing fees, which include legal costs and bank fees, are amortized over the term of the facility.

Other

At December 31, 2021 and 2020, in conjunction with certain acquisitions and investments, the Company had fixed payments outstanding for acquisitions totaling approximately €22,792 and €33,562, respectively, of which €12,513 and €23,202, respectively, were classified as the current portion of long-term debt.